INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Cash	$ 12	$ 12	$ 1
Investments	2,305	2,305	2,378
Assets	3,168	3,168	3,161
Liabilities	934	934	784
Income Statement [Abstract]
Expenses	(52)	(194)
Net (income) attributable to redeemable non-controlling interest in consolidated funds			(6)
Net (income) loss attributable to preferred share redeemable non-controlling interest			(35)
Brookfield Asset Management ULC
Statement of Financial Position [Abstract]
Cash	2,918	2,918	3,545
Investments	7,364	7,364	6,877
Assets	14,060	14,060	14,087
Liabilities	2,590	2,590	2,670
Preferred shares redeemable non-controlling interest	2,032	2,032	1,811
Equity	9,438	9,438	9,606
Income Statement [Abstract]
Revenues	985	2,039	174
Expenses	(350)	(816)	(61)
Net income	580	1,096	84
Net (income) loss attributable to preferred share redeemable non-controlling interest	(90)	(71)
Net (income) loss attributable to non-controlling interest	(35)	(54)
Net income attributable to the common stockholders, diluted	$ 455	$ 971	$ 43